Selected Statements of Operations Data (Details) - Schedule of major customer data as a percentage of total revenues		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selected Statements of Operations Data (Details) - Schedule of major customer data as a percentage of total revenues [Line Items]
Percentage of total revenues		82.00%	88.00%	93.00%
Customer A [Member]
Selected Statements of Operations Data (Details) - Schedule of major customer data as a percentage of total revenues [Line Items]
Percentage of total revenues		49.00%	52.00%	53.00%
Customer B [Member]
Selected Statements of Operations Data (Details) - Schedule of major customer data as a percentage of total revenues [Line Items]
Percentage of total revenues	[1]	28.00%	26.00%	29.00%
Customer C [Member]
Selected Statements of Operations Data (Details) - Schedule of major customer data as a percentage of total revenues [Line Items]
Percentage of total revenues		5.00%	10.00%	11.00%

[1]	For the year ended December 31, 2022, operating both in Asia and EMEA.